Note 16 Investments In Subsidiaries Joint Ventures And Associates (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	€ 152	€ 149	€ 154
Investments in associates	749	1,288	1,334
Investments in subsidiaries, joint ventures and associates	900	1,437	1,488	€ 1,578
Altura markets SV SA [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	76	77	73
RCI Colombia [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	40	36	37
Desarrollo Metropolitanos del Sur SL [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	18	17	14
Other joint ventures [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	18	19	30
Divarian Propiedad SAU [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	0	567	630
Metrovacesa SA [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	259	285	443
BBVA allianz seguros y reaseguros SA [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	254	250	0
ATOM Bank PLC [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	77	64	136
Solarisbank AG [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	61	39	36
Cofides [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	28	25	23
Redsys servicios de procesamiento SL [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	19	14	14
Servicios electronicos globales SA de CV [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	15	11	11
Other associates [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	€ 35	€ 33	€ 41